UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Your Fund’s Expenses
Franklin Templeton SMACS: Series EM
1
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,060.70 $0.00 $1,024.80 $0.00 0.00%

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.14
d
0.19
Net realized and unrealized gains (losses) ................................................ 0.32 (2.47)
Total from investment operations ......................................................... 0.46 (2.28)
Less distributions from:
Net investment income ............................................................... (0.30) (0.06)
Net asset value, end of period ........................................................... $7.82 $7.66
Total return
e
........................................................................ 6.07% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 15.06% 17.93%
Expenses net of waiver and payments by affiliates ............................................ —% —%
Net investment income ................................................................ 3.62%
d
2.48%
Supplemental data
Net assets, end of period (000’s) ......................................................... $874 $849
Portfolio turnover rate ................................................................. 25.95% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this am ount, the ratio of net investment income to average net assets would have been 1.94%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments (unaudited), February 28, 2023
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a Industry Shares a Value
a
Common Stocks 98.6%
Brazil 0.1%
TOTVS SA ..................... Software 131 $ 683
Cambodia 0.7%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,363 6,608
China 21.4%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,780 8,820
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 57,440 28,685
China Merchants Bank Co. Ltd., A .... Banks 8,878 47,799
China Resources Cement Holdings Ltd. Construction Materials 21,612 11,628
China Resources Land Ltd. ......... Real Estate Management & Development 985 4,377
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 9,554 6,219
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,063 3,378
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 6,168 39,941
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 5,214 8,800
Ping An Bank Co. Ltd., A ........... Banks 5,362 10,639
Uni -President China Holdings Ltd. .... Food Products 18,509 16,228
186,514
Hungary 1.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 808 16,936
India 9.6%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 234 17,697
HDFC Bank Ltd. ................. Banks 1,800 34,822
a
One 97 Communications Ltd. ....... IT Services 1,534 11,078
a
PB Fintech Ltd. .................. Insurance 866 5,841
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 21,823 14,092
83,530
Indonesia 1.8%
Astra International Tbk . PT ......... Automobiles 39,004 15,602
Mexico 0.5%
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 15,599 3,955
Philippines 1.0%
BDO Unibank , Inc. ............... Banks 4,083 9,096
Russia 0.0%
a,b,c,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 458 —
South Africa 1.2%
Netcare Ltd. .................... Health Care Providers & Services 13,204 10,943
South Korea 36.8%
Doosan Bobcat, Inc. .............. Machinery 278 7,971
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 525 15,492
Hankook Tire & Technology Co. Ltd. .. Auto Components 103 2,902
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 16 3,171
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 300 8,453
LG Chem Ltd. ................... Chemicals 15 7,712
LG Corp. ....................... Industrial Conglomerates 787 49,044
NAVER Corp. ................... Interactive Media & Services 343 54,006
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,163 99,126

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Samsung Life Insurance Co. Ltd. ..... Insurance 799 $ 41,213
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 16 8,419
Soulbrain Co. Ltd. ................ Chemicals 139 24,567
322,076
Taiwan 18.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 3,108 10,197
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 2,695 62,754
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 90,290
163,241
Thailand 4.1%
Kasikornbank PCL ............... Banks 5,401 21,004
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 7,939
Thai Beverage PCL ............... Beverages 15,479 7,350
36,293
United Arab Emirates 0.8%
a
Emirates Central Cooling Systems Corp. Water Utilities 16,540 7,115
Total Common Stocks (Cost $1,019,215) .......................................
862,592
Short Term Investments 3.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.3%
United States 3.3%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.204% ......... 28,720 28,720
Total Money Market Funds (Cost $28,720) ......................................
28,720
a a a a a
Total Short Term Investments (Cost $28,720 ) ...................................
28,720
a a a
Total Investments (Cost $1,047,935) 101.9% ....................................
$891,312
Other Assets, less Liabilities (1.9)% ...........................................
(16,886)
Net Assets 100.0% ...........................................................
$874,426
a a a
See Abbreviations on page 15 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $7,333, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 6 regarding investments in Russian securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,019,215
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 28,720
Value - Unaffiliated issuers .................................................................. $862,592
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 28,720
Foreign currency, at value (cost $2,080) .......................................................... 1,959
Receivables:
Investment securities sold ................................................................... 763
Dividends ............................................................................... 4,099
Affiliates ................................................................................ 3,005
Total assets .......................................................................... 901,138
Liabilities:
Payables:
Transfer agent fees ........................................................................ 97
Professional fees ......................................................................... 23,754
Trustees' fees and expenses ................................................................. 7
Deferred tax ............................................................................... 1,749
Accrued expenses and other liabilities ........................................................... 1,105
Total liabilities ......................................................................... 26,712
Net assets, at value ................................................................. $874,426
Net assets consist of:
Paid-in capital ............................................................................. $1,117,493
Total distributable earnings (losses) ............................................................. (243,067)
Net assets, at value ................................................................. $874,426
Shares outstanding ......................................................................... 111,784
Net asset value per share .................................................................... $7.82

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $1,404)
Unaffiliated issuers ........................................................................ $14,687
Non-controlled affiliates (Note 3 d ) ............................................................. 465
Other income
a
............................................................................. 19
Total investment income ................................................................... 15,171
Expenses:

Registration and filing fees .................................................................... 21,852
Professional fees ........................................................................... 29,702
Trustees' fees and expenses .................................................................. 52
Organization costs .......................................................................... 1,010
Amortization of offering costs (Note 1e) .......................................................... 16,690
Other .................................................................................... 1,894
Total expenses ......................................................................... 72,091
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (72,091)
Net expenses ......................................................................... —
Net investment income ................................................................ 15,171
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $543)
Unaffiliated issuers ...................................................................... (66,570)
Foreign currency transactions ................................................................ (558)
Net realized gain (loss) .................................................................. (67,128)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 104,499
Translation of other assets and liabilities denominated in foreign currencies .............................. (273)
Change in deferred taxes on unrealized appreciation ............................................... (799)
Net change in unrealized appreciation (depreciation) ............................................ 103,427
Net realized and unrealized gain (loss) ............................................................ 36,299
Net increase (decrease) in net assets resulting from operations .......................................... $51,470
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Templeton SMACS: Series EM
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,171 $21,227
Net realized gain (loss) ................................................. (67,128) (13,367)
Net change in unrealized appreciation (depreciation) ........................... 103,427 (262,079)
Net increase (decrease) in net assets resulting from operations ................ 51,470 (254,219)
Distributions to shareholders .............................................. (33,406) (6,912)
Capital share transactions (Note 2 ) .......................................... 7,504 1,109,989
Net increase (decrease) in net assets ................................... 25,568 848,858
Net assets:
Beginning of period ..................................................... 848,858 —
End of period .......................................................... $874,426 $848,858
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
Franklin Templeton SMACS: Series EM
8
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Templeton
SMACS: Series EM (Fund) is included in this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
a
Shares Amount Shares Amount
Class A
Shares sold ................................... 960 $7,504 112,189 $1,122,500
Shares redeemed ............................... — — (1,365) (12,511)
Net increase (decrease) .......................... 960 $7,504 110,824 $1,109,989
– –
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The Fund does not pay a fee for these services.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $49, which were retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the period ended February 28,
2023, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS : Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 72,154 $ 212,989 $ (256,423) $ — $ — $ 28,720 28,720 $ 465
Total Affiliated Securities ... $72,154 $212,989 $(256,423) $— $— $28,720 $465
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the period ended February 28,
2023, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At February 28, 2023, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$235,828 and $212,271, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,002
Cost of investments .......................................................................... $1,052,451
Unrealized appreciation ........................................................................ $27,412
Unrealized depreciation ........................................................................ (188,551)
Net unrealized appreciation (depreciation) .......................................................... $(161,139)
3. Transactions with Affiliates
(continued)
e. Waiver and Expense Reimbursements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
February 28, 2023.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
6. Concentration of Risk
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 683 $ — $ — $ 683
Cambodia ............................ — 6,608 — 6,608
China ............................... 28,685 157,829 — 186,514
Hungary ............................. — 16,936 — 16,936
India ................................ — 83,530 — 83,530
Indonesia ............................ — 15,602 — 15,602
Mexico .............................. 3,955 — — 3,955
Philippines ............................ — 9,096 — 9,096
Russia ............................... — — —
a
—
South Africa ........................... — 10,943 — 10,943
South Korea .......................... — 322,076 — 322,076
Taiwan ............................... — 163,241 — 163,241
Thailand ............................. — 36,293 — 36,293
United Arab Emirates .................... 7,115 — — 7,115
Short Term Investments ................... 28,720 — — 28,720
Total Investments in Securities ........... $69,158 $822,154
b
$— $891,312
a
Includes financial instruments determined to have no value at February 28, 2023.
b
Includes foreign securities valued at $822,154, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
GDR Global Depositary Receipt

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

3010 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Templeton SMACS: Series EM
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
Februaury 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
Emerging market small-cap equities have posted positive
returns in the period under coverage, a significant
improvement from the near double-digit decline in the prior
six-month coverage period. China’s reopening, targeted
stimulus and easing supply-chain worries have contributed
to the improved performance.
China’s economic reopening has proceeded swiftly, despite
the spike in COVID-19 cases in early January. Investor
attention has recently switched to the reopening’s impact on energy prices. In contrast to Europe, China is experiencing
a bitterly cold winter, which is increasing demand for natural gas, the majority of which China imports from overseas.
Liquid natural gas (LNG) prices in Asia and Europe have
not yet reacted to the frigid weather in China, as Europe is experiencing a warmer-than-usual winter.
We believe the roll out of pro-growth policies in emerging
markets (EMs) could be a significant tailwind to domestic
demand in selected markets. Across continents,
governments have introduced measures to cushion the
impact of inflation and/or to spur consumption, and in
turn, economic growth. In Latin America, Brazil will extend
social welfare payments while Mexico and Colombia will
raise the minimum wage, alongside Hungary and Poland
in Europe. Some Asian governments are implementing tax
cuts—the Philippines is reducing taxes on food. India will
likely continue to prioritize capital expenditure to improve infrastructure.
We believe these policies, coupled with the presence of
companies with exposure to new technologies that are
expected to drive future sustainable economic growth,
present opportunities for the EM investor. EMs are home to
both upstream and downstream firms in key technologies
for the future, including electric vehicles, solar panels and semiconductors. Our focused investment approach enables
our on-the-ground teams to identify business models and
management teams that display agility and resilience in a
fast-changing world.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Emerging Markets Small Cap Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report
2
Contents
Semiannual Report
Templeton Emerging Markets Small Cap Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Templeton Emerging Markets Small Cap Fund
This semiannual report for Templeton Emerging Markets
Small Cap Fund covers the period ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a +2.39% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks in
emerging markets, posted a +0.18% cumulative total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Growth in emerging market economies slowed during the six
months ended February 28, 2023, as countries across the
world grappled with high inflation. Most emerging markets’
central banks—with the notable exception of China—raised
their benchmark interest rates to stem inflation. Emerging
market equities were hurt in September 2022 by rising
inflation and interest-rate hikes. Lower-than-expected
inflation in 2022’s fourth quarter and January 2023, along
with China’s easing of COVID-19 restrictions, boosted
equities in the middle of the period. However, renewed high
inflation levels and signals of future rate hikes by the U.S.
Federal Reserve led equities to slump again in February.
Regarding individual countries, China’s year-on-year
economic growth rate accelerated in 2022’s third quarter,
due in part to supportive government policies. Growth then
moderated in the fourth quarter, during which the country’s
unemployment rate hit a six-month high and industrial output weakened. Taiwan’s year-on-year growth rate accelerated
in 2022’s third quarter, spurred by strong private spending.
Growth then contracted in the fourth quarter—the first
decline since 2016—as exports shrank due to weak global
demand and private spending. South Korea’s year-on-year
growth rate slightly accelerated in the third quarter before moderating in the fourth quarter as the economy was hurt
by weak private spending. India’s year-on-year growth rate
moderated in the third and fourth quarters as inflation and
rising interest rates hurt domestic demand and weak global
demand hurt exports. Hungary’s year-on-year growth rate
moderated in 2022’s third and fourth quarters, largely due to slowing growth in the services sector. Brazil’s year-on-year growth rate was mostly steady in the third quarter before
moderating significantly in the fourth quarter, which saw
weak private and public spending.
Turning to specific countries’ monetary policies, the People’s
Bank of China kept its benchmark interest rate unchanged.
The central bank of Brazil also left its benchmark rate
Geographic Composition
2/28/23
% of Total
Net Assets
Asia 80.7%
Latin America & Caribbean 9.3%
Europe 4.2%
Middle East & Africa 2.5%
Short-Term Investments & Other Net Assets 3.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Templeton Emerging Markets Small Cap Fund
4
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Semiannual Report
unchanged during the period, which came on the heels of
an aggressive cycle of tightening that started in March 2021.
Hungary’s central bank raised its benchmark rate only once
early in the period, signaling an end to its own aggressive
cycle of tightening. In contrast, the central banks of Taiwan,
South Korea and India raised their benchmark interest rates
multiple times to stem rising inflation.
In this environment, emerging market small cap stocks, as
measured by the MSCI EM Small Cap Index-NR, posted a
+0.18% total return for the six months ended February 28,
2023.
1
Chinese small cap equities rose during the period,
benefiting from government stimulus measures and the
dismantling of its zero-COVID policy. Taiwanese small cap
equities also rose, though gains were held back by weak
global semiconductor demand, which hurt the country’s
export-dependent economy. Hungarian small cap equities
rose significantly during the period. Brazilian small cap
equities declined significantly, as high inflation late in the period wiped away earlier gains.
Investment Strategy
Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and
loss outlook, balance sheet strength, cash flow trends and
asset value in relation to the current price of the company’s securities.
Manager’s Discussion
During the six months under review, key contributors
to the Fund’s absolute performance included Novatek
Microelectronics, Poya International and Bajaj Holdings &
Investment.
Novatek Microelectronics is a Taiwanese chip designer
specializing in integrated circuits for display panels.
Novatek’s shares rose due to the strength of its financial
results—earnings for 2022’s third quarter exceeded market
consensus and fourth quarter sales surpassed its previous
guidance and market consensus. A positive outlook due to
expectations of restocking demand for computer and TV
displays along with recommendation upgrades from several
analysts also had a favorable impact.
Poya International is a Taiwanese beauty product retailer.
Poya saw its shares rise on an earnings beat for the third
quarter of 2022, driven by a recovery in store traffic and
revenues. Poya is expanding its store network and has
launched a new POYA Beauty format which could help it
grow its operations in Taiwan.
Bajaj Holdings & Investment is an Indian investment
company with stakes in Bajaj Auto (not a Fund holding)
and Bajaj Finserv (not a Fund holding). Bajaj Holdings
& Investment advanced sharply through the first half of
September 2022. The share price had been trading at a
significant discount to net asset value, but this started to narrow during the period under review due to increasing
interest towards Indian holding companies among investors.
The company also benefited from a declaration of an interim
dividend. We retain our conviction in the stock, which we
believe offers an attractively valued exposure to a diversified range of businesses in lending, insurance and automobiles.
Conversely, major detractors from absolute performance
included Mobile World Investment, Daqo New Energy and
Merida Industry.
Mobile World Investment is a Vietnamese electronics
retailer. Performance was pressured by weakness in the
Vietnamese equity market and a cloudy outlook marred by
lower consumption, interest-rate hikes and a liquidity crunch originating from the bond market. A disappointing set of
results for 2022’s fourth quarter also impacted the stock
negatively.
Top 10 Countries
2/28/23
a
% of Total
Net Assets
a a
India 22.2%
Taiwan 16.9%
South Korea 12.1%
China 11.4%
Vietnam 6.2%
Philippines 4.0%
Brazil 3.8%
Hong Kong 3.5%
Thailand 2.8%
Chile 2.2%

Templeton Emerging Markets Small Cap Fund
5
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Semiannual Report
Daqo New Energy is a Chinese producer of polysilicon for
the solar industry. A decline in polysilicon prices and weaker outlook for prices due to an industry-wide capacity expansion weighed on the stock. Earnings for 2022’s fourth quarter,
which missed estimates, pressured the stock further.
Global bicycle maker Merida Industry detracted due to
concerns about lower earnings contribution from U.S.-based
Specialized Bicycle Components (not a Fund holding),
Merida’s key customer and investee. We remain positive on
increasing e-bike penetration in Merida’s key markets such
as the European Union and U.S.
In the past six months, we increased the Fund’s holdings
in the United Arab Emirates, India and Thailand as we
continued to identify companies with what we view as
sustainable earnings power trading at a discount to
their intrinsic worth. In terms of sectors, purchases were
made in the utilities sector. New additions to the portfolio included India-based firms, namely online financial services platform PB Fintech, payment solutions provider One 97
Communications and pharmaceutical firm Ajanta Pharma.
We also added to our existing high-conviction portfolio
holdings with purchases in India-based life insurance
company Max Financial Services, China-based manufacturer
of power tools and outdoor power equipment Chervon
Holdings, and Taiwan-based e-commerce company
momo.com.
Meanwhile, we decreased the Fund’s investments in Hong
Kong, South Korea and Taiwan in favor of opportunities we
found more compelling in the emerging market small cap
investment universe. Some sales were also made in South
Africa, Brazil and the Philippines. Sector-wise, reductions
were undertaken in health care, consumer discretionary and
information technology. In terms of key sales, we closed
positions in South African general merchandise retailer
Massmart Holdings, Brazil-based shopping center operator
Iguatemi Empresa de Shopping Centers, and South Korean
video game developer Pearl Abyss. We also reduced
holdings in China-based pharmaceutical company Luye
Pharma Group and private higher education provider China
Education Group Holdings. We also took profit and therefore
reduced our holdings in the aforementioned Bajaj Holdings &
Investment.
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Vikas Chiranewal, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
2/28/23
Company
Industry , Country
% of Total
Net Assets
a a
Bajaj Holdings & Investment Ltd. 5.2%
Diversified Financial Services, India
Federal Bank Ltd. 3.3%
Banks, India
FPT Corp. 2.7%
IT Services, Vietnam
Novatek Microelectronics Corp. 2.7%
Semiconductors & Semiconductor Equipment,
Taiwan
Synnex Technology International Corp. 2.5%
Electronic Equipment, Instruments &
Components, Taiwan
Pacific Basin Shipping Ltd. 2.4%
Marine, Hong Kong
momo.com, Inc. 2.4%
Internet & Direct Marketing Retail, Taiwan
Daqo New Energy Corp. 2.3%
Semiconductors & Semiconductor Equipment,
China
Redington Ltd. 2.3%
Electronic Equipment, Instruments &
Components, India
International Container Terminal Services, Inc. 2.2%
Transportation Infrastructure, Philippines

Performance Summary as of February 28, 2023
Templeton Emerging Markets Small Cap Fund
6
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +2.39% -3.24%
1-Year -10.70% -15.63%
5-Year +0.93% -0.94%
10-Year +34.98% +2.47%
Advisor
6-Month +2.61% +2.61%
1-Year -10.43% -10.43%
5-Year +2.23% +0.44%
10-Year +38.69% +3.32%
See page 7 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary
7
franklintempleton.com
Semiannual Report
1,
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Small-cap company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the
Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2905 $0.6300 $0.9205
C $0.2079 $0.6300 $0.8379
R $0.2685 $0.6300 $0.8985
R6 $0.3199 $0.6300 $0.9499
Advisor $0.3125 $0.6300 $0.9425
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.75% 2.00%
Advisor 1.50% 1.75%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above --in the far right column --multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,023.90 $8.78 $1,016.12 $8.74 1.75%
C $1,000 $1,021.10 $12.51 $1,012.42 $12.45 2.50%
R $1,000 $1,022.50 $10.03 $1,014.88 $9.99 2.00%
R6 $1,000 $1,025.10 $7.35 $1,017.53 $7.33 1.47%
Advisor $1,000 $1,026.10 $7.54 $1,017.35 $7.51 1.50%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.55 $13.98 $15.08 $8.68 $13.78 $15.25 $13.02
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (—)
d
0.26 0.07 0.02 0.10 0.03 —
d
Net realized and
unrealized gains (losses) 0.27 (1.69) 0.50 6.77 (4.96) (1.15) 2.23
Total from investment
operations ............. 0.27 (1.43) 0.57 6.79 (4.86) (1.12) 2.23
Less distributions from:
Net investment income .. (0.29) — (0.66) (0.39) (—)
d
— —
Net realized gains ..... (0.63) — (1.01) — (0.24) (0.35) —
Total distributions ....... (0.92) — (1.67) (0.39) (0.24) (0.35) —
Net asset value, end of
period ................ $11.90 $12.55 $13.98 $15.08 $8.68 $13.78 $15.25
Total return
e
........... 2.39% (10.23)% 3.01% 78.52% (35.73)% (7.09)% 17.13%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.96% 2.00% 1.91% 1.99% 1.93% 1.94% 1.96%
Expenses net of waiver and
payments by affiliates .... 1.75% 1.75% 1.73% 1.80% 1.91% 1.92% 1.94%
Net investment income
(loss) ................ (0.01)% 4.83% 0.47% 0.16% 0.94% 0.19% (0.01)%
Supplemental data
Net assets, end of period
(000’s) ............... $177,460 $187,525 $215,598 $210,269 $143,312 $268,761 $315,469
Portfolio turnover rate .... 7.49% 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $11.57 $12.94 $14.03 $8.14 $13.02 $14.54 $12.51
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (0.04) 0.20 (0.02) (0.06) 0.02 (0.06) (0.10)
Net realized and
unrealized gains (losses) 0.26 (1.57) 0.44 6.31 (4.66) (1.11) 2.13
Total from investment
operations ............. 0.22 (1.37) 0.42 6.25 (4.64) (1.17) 2.03
Less distributions from:
Net investment income .. (0.21) — (0.50) (0.36) — — —
Net realized gains ..... (0.63) — (1.01) — (0.24) (0.35) —
Total distributions ....... (0.84) — (1.51) (0.36) (0.24) (0.35) —
Net asset value, end of
period ................ $10.95 $11.57 $12.94 $14.03 $8.14 $13.02 $14.54
Total return
d
........... 2.11% (10.59)% 2.26% 77.25% (36.23)% (7.85)% 16.23%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.71% 2.74% 2.66% 2.73% 2.68% 2.69% 2.71%
Expenses net of waiver and
payments by affiliates .... 2.50% 2.50% 2.48% 2.54% 2.66% 2.67% 2.69%
Net investment income
(loss) ................ (0.75)% 4.06% (0.15)% (0.51)% 0.19% (0.56)% (0.76)%
Supplemental data
Net assets, end of period
(000’s) ............... $10,993 $13,645 $17,588 $27,434 $23,168 $52,300 $78,836
Portfolio turnover rate .... 7.49% 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.30 $13.71 $14.82 $8.56 $13.62 $15.11 $12.93
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (0.02) 0.24 0.04 (0.03) 0.04 (0.05) (0.04)
Net realized and
unrealized gains (losses) 0.27 (1.65) 0.47 6.68 (4.86) (1.09) 2.22
Total from investment
operations ............. 0.25 (1.41) 0.51 6.65 (4.82) (1.14) 2.18
Less distributions from:
Net investment income .. (0.27) — (0.61) (0.39) — — —
Net realized gains ..... (0.63) — (1.01) — (0.24) (0.35) —
Total distributions ....... (0.90) — (1.62) (0.39) (0.24) (0.35) —
Net asset value, end of
period ................ $11.65 $12.30 $13.71 $14.82 $8.56 $13.62 $15.11
Total return
d
........... 2.25% (10.28)% 2.71% 78.18% (35.95)% (7.29)% 16.86%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.21% 2.25% 2.16% 2.24% 2.18% 2.19% 2.21%
Expenses net of waiver and
payments by affiliates .... 2.00% 2.00% 1.98% 2.05% 2.16% 2.17% 2.19%
Net investment income
(loss) ................ (0.27)% 4.59% 0.26% (0.20)% 0.69% (0.06)% (0.26)%
Supplemental data
Net assets, end of period
(000’s) ............... $2,078 $2,109 $2,444 $2,966 $1,365 $1,728 $929
Portfolio turnover rate .... 7.49% 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Year Ended March 31,
Year Ended
March 31,
2018
b
2022 2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.77 $14.21 $15.30 $8.79 $13.94 $15.41 $14.41
Income from investment
operations
c
:
Net investment income
(loss)
d
.............. 0.02 0.28 0.14 0.08 0.22 (0.07) (0.04)
Net realized and
unrealized gains (losses) 0.27 (1.72) 0.50 6.83 (5.07) (1.01) 1.08
Total from investment
operations ............. 0.29 (1.44) 0.64 6.91 (4.85) (1.08) 1.04
Less distributions from:
Net investment income .. (0.32) — (0.72) (0.40) (0.06) (0.04) (0.04)
Net realized gains ..... (0.63) — (1.01) — (0.24) (0.35) —
Total distributions ....... (0.95) — (1.73) (0.40) (0.30) (0.39) (0.04)
Net asset value, end of
period ................ $12.11 $12.77 $14.21 $15.30 $8.79 $13.94 $15.41
Total return
e
........... 2.51% (10.13)% 3.41% 79.19% (35.48)% (6.76)% 7.27%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.56% 1.59% 1.54% 1.60% 1.53% 1.57% 1.59%
Expenses net of waiver and
payments by affiliates .... 1.47% 1.47% 1.35% 1.40% 1.51% 1.55% 1.54%
Net investment income ... 0.28% 5.10% 0.88% 0.61% 1.34% 0.56%
g
0.39%
g
Supplemental data
Net assets, end of period
(000’s) ............... $26,845 $31,790 $39,782 $46,062 $47,904 $198,106 $23,964
Portfolio turnover rate .... 7.49% 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
For the period August 1, 2017 (effective date) to March 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.78 $14.23 $15.32 $8.80 $13.96 $15.42 $13.15
Income from investment
operations
b
:
Net investment income
c
. 0.01 0.28 0.12 0.07 0.15 0.09 0.03
Net realized and
unrealized gains (losses) 0.29 (1.73) 0.50 6.84 (5.03) (1.19) 2.26
Total from investment
operations ............. 0.30 (1.45) 0.62 6.91 (4.88) (1.10) 2.29
Less distributions from:
Net investment income .. (0.31) — (0.70) (0.39) (0.04) (0.01) (0.02)
Net realized gains ..... (0.63) — (1.01) — (0.24) (0.35) —
Total distributions ....... (0.94) — (1.71) (0.39) (0.28) (0.36) (0.02)
Net asset value, end of
period ................ $12.14 $12.78 $14.23 $15.32 $8.80 $13.96 $15.42
Total return
d
........... 2.61% (10.19)% 3.26% 79.10% (35.61)% (6.90)% 17.48%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.71% 1.75% 1.66% 1.74% 1.68% 1.69% 1.71%
Expenses net of waiver and
payments by affiliates .... 1.50% 1.50% 1.48% 1.54% 1.66% 1.67% 1.69%
Net investment income ... 0.23% 5.08% 0.75% 0.53% 1.19% 0.44% 0.24%
Supplemental data
Net assets, end of period
(000’s) ............... $146,044 $146,484 $172,459 $177,989 $168,808 $387,850 $668,474
Portfolio turnover rate .... 7.49% 8.13% 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments (unaudited), Februaury 28, 2023
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks 93.7%
Brazil 2.2%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 260,855 $ 3,715,684
a
Dexco SA ...................... Paper & Forest Products 2,132,207 2,654,470
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,478,020
7,848,174
Cambodia 1.0%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,352,867 3,439,592
Chile 0.8%
Aguas Andinas SA, A ............. Water Utilities 12,646,388 3,025,342
China 11.4%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 1,593,190
a,b
Baozun, Inc., A .................. Internet & Direct Marketing Retail 1,104,817 2,319,419
b
Chervon Holdings Ltd. ............. Household Durables 657,700 3,322,162
c
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 1,800,784 2,068,141
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 191,357 8,454,152
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,116,449 5,260,166
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 2,325,449
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,634,676 3,298,227
Longshine Technology Group Co. Ltd., A Software 1,270,164 5,084,912
a,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 3,818,991 1,757,550
a,b,c
Mobvista, Inc., 144A, Reg S ........ Media 2,544,422 1,307,031
a,b
Noah Holdings Ltd., ADR .......... Capital Markets 88,657 1,658,772
Uni-President China Holdings Ltd. .... Food Products 3,554,571 3,116,478
41,565,649
Georgia 0.7%
a
Georgia Capital plc ............... Capital Markets 275,000 2,702,279
Hong Kong 3.5%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,244,761 3,973,697
Pacific Basin Shipping Ltd. ......... Marine 24,000,000 8,712,289
12,685,986
Hungary 1.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 327,756 6,869,931
India 22.2%
a
Affle India Ltd. ................... Media 396,628 4,910,069
Ajanta Pharma Ltd. ............... Pharmaceuticals 178,798 2,556,320
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 251,659 19,032,361
City Union Bank Ltd. .............. Banks 705,775 1,181,299
Dalmia Bharat Ltd. ............... Construction Materials 354,006 7,850,538
c
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 96,834 229,013
EPL Ltd. ....................... Containers & Packaging 1,617,896 3,140,024
Federal Bank Ltd. ................ Banks 7,733,824 12,070,200
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 212,059 5,496,569
a
Max Financial Services Ltd. ......... Insurance 365,708 3,061,751
a
One 97 Communications Ltd. ....... IT Services 315,178 2,276,207
a
PB Fintech Ltd. .................. Insurance 709,823 4,787,620
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 4,101,977 8,448,171
Tata Consumer Products Ltd. ....... Food Products 203,974 1,764,276
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 6,077,589 3,924,588
80,729,006

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks
(continued)
Kazakhstan 0.4%
c
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 141,651 $ 1,586,491
Mexico 1.6%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,928,266 5,693,768
Peru 1.7%
Intercorp Financial Services, Inc. ..... Banks 264,348 6,299,413
Philippines 4.0%
Century Pacific Food, Inc. .......... Food Products 13,550,000 6,427,894
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,261,974 8,161,991
14,589,885
Saudi Arabia 0.6%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 47,834 2,300,799
South Africa 1.3%
Netcare Ltd. .................... Health Care Providers & Services 5,564,266 4,611,384
South Korea 12.1%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 269,012 7,938,105
Hankook Tire & Technology Co. Ltd. .. Auto Components 70,000 1,972,207
a
Hugel, Inc. ..................... Biotechnology 56,776 5,535,313
i-SENS, Inc. .................... Health Care Equipment & Supplies 90,000 2,204,716
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 33,000 6,540,034
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,958 4,536,177
Lock&Lock Co. Ltd. ............... Household Durables 399,574 1,948,884
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 37,400 2,613,347
NeoPharm Co. Ltd. ............... Personal Products 64,000 896,872
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 13,773 233,560
a
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 32,891 1,180,345
Soulbrain Co. Ltd. ................ Chemicals 27,302 4,825,281
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 106,067 2,505,513
Zinus, Inc. ...................... Household Durables 45,156 1,046,876
43,977,230
Sri Lanka 0.2%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 532,960
Switzerland 1.6%
a,c
Wizz Air Holdings plc, 144A, Reg S ... Airlines 188,808 5,843,316
Taiwan 16.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 186,082 2,901,100
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,499,838 5,208,901
Merida Industry Co. Ltd. ........... Leisure Products 1,347,403 7,874,724
momo.com, Inc. ................. Internet & Direct Marketing Retail 341,089 8,693,904
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 750,000 9,829,922
Poya International Co. Ltd. ......... Multiline Retail 391,729 7,512,376
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,626,472 3,135,783
Shin Zu Shing Co. Ltd. ............ Machinery 1,253,807 3,624,016
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,477,445 9,060,411
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,301,808 3,552,552
61,393,689

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 2.8%
Dynasty Ceramic PCL ............. Building Products 28,599,840 $ 1,835,011
Major Cineplex Group PCL ......... Entertainment 6,139,300 2,980,001
Tisco Financial Group PCL ......... Banks 1,803,350 5,272,936
10,087,948
United Arab Emirates 0.6%
a
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,457,714 1,378,995
a
Emirates Central Cooling Systems Corp. Water Utilities 2,026,297 871,620
2,250,615
Vietnam 6.2%
FPT Corp. ...................... IT Services 2,919,379 9,889,148
Hoa Phat Group JSC ............. Metals & Mining 4,625,347 3,892,944
Mobile World Investment Corp. ...... Specialty Retail 3,317,700 5,584,463
a
Vincom Retail JSC ............... Real Estate Management & Development 2,767,100 3,109,728
22,476,283
Total Common Stocks (Cost $316,528,495) .....................................
340,509,740
a
Preferred Stocks 3.0%
Brazil 1.6%
d
Bradespar SA, 11.83% ............ Metals & Mining 1,125,110 5,942,210
Chile 1.4%
d
Embotelladora Andina SA, A, 15.11% . Beverages 1,250,500 2,469,363
d
Embotelladora Andina SA, B, 13.35% . Beverages 1,043,125 2,564,741
5,034,104
Total Preferred Stocks (Cost $14,271,499) ......................................
10,976,314
Total Long Term Investments (Cost $330,799,994) ...............................
351,486,054
Short Term Investments 2.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.8%
United States 2.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.204% ......... 10,178,919 10,178,919
Total Money Market Funds (Cost $10,178,919) ..................................
10,178,919

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.204% ......... 110,122 $ 110,122
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$110,122) ...................................................................
110,122
a a a a a
Total Short Term Investments (Cost $10,289,041 ) ................................
10,289,041
a a a
Total Investments (Cost $341,089,035) 99.5% ...................................
$361,775,095
Other Assets, less Liabilities 0.5% .............................................
1,646,342
Net Assets 100.0% ...........................................................
$363,421,437
a a a
See Abbreviations on page 31 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2023. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $16,089,769, representing 4.4% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $330,799,994
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 10,289,041
Value - Unaffiliated issuers (Includes securities loaned of $3,492,336) ................................. $351,486,054
Value - Non-cont rolled affiliates (Note 3 f ) ........................................................ 10,289,041
Foreign currency, at value (cost $2,257,506) ...................................................... 2,222,691
Receivables:
Investment securities sold ................................................................... 860,006
Capital shares sold ........................................................................ 876,302
Dividends and interest ..................................................................... 857,822
European Union tax reclaims (Note 1 d ) ......................................................... 88,629
Total assets .......................................................................... 366,680,545
Liabilities:
Payables:
Investment securities purchased .............................................................. 295,558
Capital shares redeemed ................................................................... 169,215
Management fees ......................................................................... 347,506
Distribution fees .......................................................................... 44,779
Transfer agent fees ........................................................................ 164,274
Trustees' fees and expenses ................................................................. 156
Payable upon return of securities loaned (Note 1 c ) .................................................. 110,122
Deferred tax ............................................................................... 1,985,327
Accrued expenses and other liabilities ........................................................... 142,171
Total liabilities ......................................................................... 3,259,108
Net assets, at value ................................................................. $363,421,437
Net assets consist of:
Paid-in capital ............................................................................. $380,438,728
Total distributable earnings (losses) ............................................................. (17,017,291)
Net assets, at value ................................................................. $363,421,437

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $177,460,446
Shares outstanding ........................................................................ 14,914,149
Net asset value per share
a
.................................................................. $11.90
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $12.59
Class C:
Net assets, at value ....................................................................... $10,993,197
Shares outstanding ........................................................................ 1,004,276
Net asset value and maximum offering price per share
a
............................................. $10.95
Class R:
Net assets, at value ....................................................................... $2,078,410
Shares outstanding ........................................................................ 178,393
Net asset value and maximum offering price per share ............................................. $11.65
Class R6:
Net assets, at value ....................................................................... $26,845,170
Shares outstanding ........................................................................ 2,216,180
Net asset value and maximum offering price per share ............................................. $12.11
Advisor Class:
Net assets, at value ....................................................................... $146,044,214
Shares outstanding ........................................................................ 12,034,668
Net asset value and maximum offering price per share ............................................. $12.14
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statements of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $440,028)
Unaffiliated issuers ........................................................................ $2,932,240
Non-controlled affiliates (Note 3 f ) ............................................................. 143,078
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 12,430
Non-controlled affiliates (Note 3 f ) ............................................................. 2,284
Total investment income ................................................................... 3,090,032
Expenses:
Management fees (Note 3 a ) ................................................................... 2,493,211
Distribution fees: (Note 3c )
    Class A ................................................................................ 219,463
    Class C ................................................................................ 58,495
    Class R ................................................................................ 5,038
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 172,502
    Class C ................................................................................ 11,482
    Class R ................................................................................ 1,980
    Class R6 ............................................................................... 6,571
    Advisor Class ............................................................................ 136,783
Custodian fees ............................................................................. 64,289
Reports to shareholders fees .................................................................. 11,641
Registration and filing fees .................................................................... 45,823
Professional fees ........................................................................... 44,539
Trustees' fees and expenses .................................................................. 18,061
Other .................................................................................... 13,623
Total expenses ......................................................................... 3,303,501
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (354,698)
Net expenses ......................................................................... 2,948,803
Net investment income ................................................................ 141,229
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $368,817)
Unaffiliated issuers ...................................................................... (13,923,140)
Foreign currency transactions ................................................................ 66,465
Net realized gain (loss) .................................................................. (13,856,675)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 21,981,201
Translation of other assets and liabilities denominated in foreign currencies .............................. (50,288)
Change in deferred taxes on unrealized appreciation ............................................... (280,331)
Net change in unrealized appreciation (depreciation) ............................................ 21,650,582
Net realized and unrealized gain (loss) ............................................................ 7,793,907
Net increase (decrease) in net assets resulting from operations .......................................... $7,935,136

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton Emerging Markets Small Cap Fund
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
a
Year Ended
March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $141,229 $8,242,908 $2,945,680
Net realized gain (loss) .............................. (13,856,675) (555,532) 66,974,188
Net change in unrealized appreciation (depreciation) ........ 21,650,582 (53,855,951) (53,666,750)
Net increase (decrease) in net assets resulting from
operations ................................... 7,935,136 (46,168,575) 16,253,118
Distributions to shareholders:
Class A .......................................... (13,458,092) — (23,724,369)
Class C .......................................... (867,935) — (2,095,957)
Class R .......................................... (154,143) — (285,726)
Class R6 ......................................... (2,136,443) — (5,079,624)
Advisor Class ..................................... (10,460,496) — (19,760,044)
Total distributions to shareholders ....................... (27,077,109) — (50,945,720)
Capital share transactions: (Note 2 )
Class A .......................................... (274,889) (6,206,219) 22,905,231
Class C .......................................... (1,915,152) (2,146,281) (9,130,344)
Class R .......................................... 76,135 (79,413) (339,318)
Class R6 ......................................... (3,202,162) (4,020,091) (3,281,288)
Advisor Class ..................................... 6,326,924 (7,698,630) 7,691,209
Total capital share transactions ......................... 1,010,856 (20,150,634) 17,845,490
Net increase (decrease) in net assets ................ (18,131,117) (66,319,209) (16,847,112)
Net assets:
Beginning of period .................................. 381,552,554 447,871,763 464,718,875
End of period ....................................... $363,421,437 $381,552,554 $447,871,763
a
For the period April 1, 2022 to August 31, 2022.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Small Cap Fund
22
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Templeton Emerging
Markets Small Cap Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Subsequent to March 31, 2022, the Fund’s fiscal year end
changed to August 31.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2023, the Fund held $3,415,225 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
February 28, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 1,099,935 $13,218,305
Shares issued in reinvestment of distributions .......... 988,332 11,590,825
Shares redeemed ............................... (2,121,651) (25,084,019)
Net increase (decrease) .......................... (33,384) $(274,889)
Class C Shares:
Shares sold ................................... 58,111 $640,172
Shares issued in reinvestment of distributions .......... 79,727 859,170
Shares redeemed
a
.............................. (312,432) (3,414,494)
Net increase (decrease) .......................... (174,594) $(1,915,152)
Class R Shares:
Shares sold ................................... 5,297 $61,824
Shares issued in reinvestment of distributions .......... 13,430 154,143
Shares redeemed ............................... (11,865) (139,832)
Net increase (decrease) .......................... 6,862 $76,135
Class R6 Shares:
Shares sold ................................... 274,623 $3,358,983
Shares issued in reinvestment of distributions .......... 89,455 1,068,228
Shares redeemed ............................... (637,828) (7,629,373)
Net increase (decrease) .......................... (273,750) $(3,202,162)
Advisor Class Shares:
Shares sold ................................... 3,192,603 $39,246,095
Shares issued in reinvestment of distributions .......... 792,266 9,472,682
Shares redeemed ............................... (3,409,821) (42,391,853)
Net increase (decrease) .......................... 575,048 $6,326,924
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2022
b
Year Ended
March 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 672,785 $8,591,757 2,563,202 $41,131,426
Shares issued in reinvestment of distributions .......... — — 1,372,044 20,621,825
Shares redeemed ............................... (1,149,929) (14,797,976) (2,455,339) (38,848,020)
Net increase (decrease) .......................... (477,144) $(6,206,219) 1,479,907 $22,905,231
Class C Shares:
Shares sold ................................... 36,135 $427,208 149,733 $2,210,907
Shares issued in reinvestment of distributions .......... — — 149,330 2,081,666
Shares redeemed
a
.............................. (216,897) (2,573,489) (894,701) (13,422,917)
Net increase (decrease) .......................... (180,762) $(2,146,281) (595,638) $(9,130,344)
Class R Shares:
Shares sold ................................... 9,744 $126,322 22,180 $351,230
Shares issued in reinvestment of distributions .......... — — 19,358 285,726
Shares redeemed ............................... (16,442) (205,735) (63,423) (976,274)
Net increase (decrease) .......................... (6,698) $(79,413) (21,885) $(339,318)
Class R6 Shares:
Shares sold ................................... 95,142 $1,239,312 267,708 $4,334,208
Shares issued in reinvestment of distributions .......... — — 105,695 1,612,908
Shares redeemed ............................... (405,246) (5,259,403) (583,877) (9,228,404)
Net increase (decrease) .......................... (310,104) $(4,020,091) (210,474) $(3,281,288)
Advisor Class Shares:
Shares sold ................................... 1,502,714 $21,009,471 3,677,439 $59,605,210
Shares issued in reinvestment of distributions .......... — — 1,148,453 17,559,839
Shares redeemed ............................... (2,165,769) (28,708,101) (4,323,520) (69,473,840)
Net increase (decrease) .......................... (663,055) $(7,698,630) 502,372 $7,691,209
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period April 1, 2022 to August 31, 2022.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 1.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,329
CDSC retained .............................................................................. $918
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $329,319, of which $104,337 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50%, based on the average net assets of each class until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the
Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 202 3 .
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 10,045,248 $ 58,998,787 $ (58,865,116) $ — $ — $ 10,178,919 10,178,919 $ 143,078
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $— $1,184,829 $(1,074,707) $— $— $110,122 110,122 $2,284
Total Affiliated Securities ... $10,045,248 $60,183,616 $(59,939,823) $— $— $10,289,041 $145,362
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$26,178,012 and $55,054,914, respectively.
At February 28, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received $110,122 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,739,966
Long term ................................................................................ 1,491,723
Total capital loss carryforwards ............................................................... $5,231,689
Cost of investments .......................................................................... $357,405,767
Unrealized appreciation ........................................................................ $78,613,532
Unrealized depreciation ........................................................................ (74,244,204)
Net unrealized appreciation (depreciation) .......................................................... $4,369,328

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 7,848,174 $ — $ — $ 7,848,174
Cambodia ............................ — 3,439,592 — 3,439,592
Chile ................................ 3,025,342 — — 3,025,342
China ............................... 13,435,086 28,130,563 — 41,565,649
Georgia .............................. 2,702,279 — — 2,702,279
Hong Kong ........................... — 12,685,986 — 12,685,986
Hungary ............................. — 6,869,931 — 6,869,931
India ................................ 5,496,569 75,232,437 — 80,729,006
Kazakhstan ........................... 1,586,491 — — 1,586,491
Mexico .............................. 5,693,768 — — 5,693,768

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Peru ................................ $ 6,299,413 $ — $ — $ 6,299,413
Philippines ............................ 6,427,894 8,161,991 — 14,589,885
Saudi Arabia .......................... — 2,300,799 — 2,300,799
South Africa ........................... — 4,611,384 — 4,611,384
South Korea .......................... — 43,977,230 — 43,977,230
Sri Lanka ............................. 532,960 — — 532,960
Switzerland ........................... — 5,843,316 — 5,843,316
Taiwan ............................... — 61,393,689 — 61,393,689
Thailand ............................. — 10,087,948 — 10,087,948
United Arab Emirates .................... 2,250,615 — — 2,250,615
Vietnam .............................. — 22,476,283 — 22,476,283
Preferred Stocks ........................ 10,976,314 — — 10,976,314
Short Term Investments ................... 10,289,041 — — 10,289,041
Total Investments in Securities ........... $76,563,946 $285,211,149
a
$— $361,775,095
a
Includes foreign securities valued at $285,211,149, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date
April 26, 2023